Note G - Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Inventory Disclosure [Text Block]

6.         INVENTORY

Inventory is stated at the lower of cost, determined on a first in, first out basis, or realizable value. The Company periodically evaluates inventory items and establishes reserves for obsolescence accordingly. The Company also reserves for excess quantities, slow moving goods, and for other impairment of value based upon assumptions of future demand and market conditions. The $400,000 reserve on inventory is due to slow moving inventory purchased for projects in Nigeria. The Company is looking into other markets and opportunities to sell or return the product. Inventory is comprised of the following as of:

	March 31,	December 31,
	2023	2022

Finished goods	$4,758,089	$4,764,643
Fabricated assemblies	69,726	69,726
Reserve on finished goods	(400,000)	(400,000)
Total inventory	$4,427,815	$4,434,369

NOTE G—INVENTORY

Inventory is stated at the lower of cost, determined on a first in, first out basis, or realizable value. The Company periodically evaluates inventory items and establishes reserves for obsolescence accordingly. The Company also reserves for excess quantities, slow moving goods, and for other impairment of value based upon assumptions of future demand and market conditions. The $400,000 reserve on inventory is due to slow moving inventory purchased for projects in Nigeria. The Company is looking into other markets and opportunities to sell or return the product.

Inventory is comprised of the following as of December 31:

	2022	2021

Finished goods	$4,764,643	$4,798,203
Fabricated assemblies	69,726	142,457
Reserve on finished goods	(400,000)	-
Total inventory	$4,434,369	$4,940,660